VictoryShares US 500 Enhanced Volatility Wtd ETF Investment Objectives and Goals - VictoryShares US 500 Enhanced Volatility Wtd ETF	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	VictoryShares US 500 Enhanced Volatility Wtd ETF Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VictoryShares US 500 Enhanced Volatility Wtd ETF (the “Fund”) seeks to provide investment results that track the performance of the Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted Index (the “Index”) before fees and expenses.